GuideMark® Core Fixed Income Fund
Schedule of Investments (Unaudited)
December 31, 2021

Principal Amount		Value
	ASSET BACKED SECURITIES - 4.72%
	Affirm Asset Securitization Trust
33,860	Series 2020-Z1A, 3.460%, 10/15/2024 (c)(g)	$34,516
102,144	Series 2020-Z2A, 1.900%, 01/15/2025 (c)(g)	102,657
150,000	AmeriCredit Automobile Receivables Trust
	Series 2019-3D, 2.580%, 09/18/2025	152,556
100,000	Arbor Realty Commercial Real Estate Notes, Ltd.
	Series 2021-FL2 A, 1.210% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 05/15/2036 (a)(c)	99,977
358,501	Atrium XII
	Series 2015-12R, 0.958% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (a)(c)	359,004
160,000	Avant Loans Funding Trust
	Series 2021-REV1 A, 1.210%, 07/15/2030 (c)(g)	158,825
450,000	Bain Capital Credit CLO, Ltd.
	Series 2017-2A AR2, 1.304% (3 Month LIBOR USD + 1.180%, 1.180% Floor), 07/25/2034 (a)(c)	450,505
90,738	BHG Securitization Trust
	Series 2021-B A, 0.900%, 10/17/2034 (c)(g)	90,261
380,000	Buckhorn Park CLO, Ltd.
	Series 2019-1R A-R, 1.242% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 07/18/2034 (a)(c)	379,977
90,749	CF Hippolyta LLC
	Series 2020-1A2, 1.990%, 07/15/2060 (c)	89,306
	Domino's Pizza Master Issuer LLC
184,300	Series 2018-1, 4.116%, 07/25/2048 (c)(g)	189,240
73,688	Series 2019-1, 3.668%, 10/25/2049 (c)(g)	77,836
189,050	Series 2021-1A A2I, 2.662%, 04/25/2051 (c)	190,558
135,000	Drive Auto Receivables Trust
	Series 2019-4, 2.700%, 02/16/2027	137,303
	Exeter Automobile Receivables Trust
300,000	Series 2019-4, 2.580%, 09/15/2025 (c)	304,979
90,000	Series 2020-1, 2.730%, 12/15/2025 (c)	91,874
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 0.410% (3 Month LIBOR USD + 0.230%, 0.000% Floor), 05/25/2036 (a)	99,075
2,234	GLS Auto Receivables Issuer Trust
	Series 2019-4, 2.470%, 11/15/2023 (c)	2,238
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (c)	312,270
605,000	Harriman Park CLO, Ltd.
	Series 2020-1A A1R, 1.252% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 04/20/2034 (a)(c)	604,976
129,118	LCM XX LP
	Series 2015-20R, 1.172% (3 Month LIBOR USD + 1.040%, 0.000% Floor), 10/20/2027 (a)(c)	129,145
6,816	Marlette Funding Trust
	Series 2019-4, 2.390%, 12/15/2029 (c)(g)	6,825
120,000	Mercury Financial Credit Card Master Trust
	Series 2021-1A, 1.540%, 03/20/2026 (c)	119,945
150,694	Navient Private Education Refi Loan Trust
	Series 2021-E A, 0.970%, 12/16/2069 (c)	148,290
465,000	Neuberger Berman CLO XX, Ltd.
	Series 2015-20RR A-RR, 1.284% (3 Month LIBOR USD + 1.160%, 1.160% Floor), 07/17/2034 (a)(c)	465,375
2,961	OCP CLO, Ltd.
	Series 2015-9R, 0.924% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 07/15/2027 (a)(c)	2,961
92,504	OneMain Financial Issuance Trust
	Series 2018-1A, 3.300%, 03/14/2029 (c)	92,576
226,547	OZLM VII, Ltd.
	Series 2014-7R, 1.132% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (a)(c)	226,547
56,527	OZLM XII, Ltd.
	Series 2015-12R, 1.182% (3 Month LIBOR USD + 1.050%, 0.000% Floor), 04/30/2027 (a)(c)	56,523
420,000	Regatta VI Funding, Ltd.
	Series 2016-1A AR2, 1.292% (3 Month LIBOR USD + 1.160%, 1.160% Floor), 04/20/2034 (a)(c)	419,979
	RR, Ltd.
480,000	Series 2017-1A A1AB, 1.274% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 07/16/2035 (a)(c)	480,313
330,000	Series 2021-16A A1, 1.234% (3 Month LIBOR USD + 1.110%, 1.110% Floor), 07/15/2036 (a)(c)	329,580
205,000	Santander Drive Auto Receivables Trust
	Series 2019-3, 2.680%, 10/15/2025	207,756
	Sound Point CLO, Ltd.
335,000	Series 2018-3, 1.074% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 04/16/2029 (a)(c)	335,509
410,000	Series 2021-1A A, 1.194% (3 Month LIBOR USD + 1.070%, 1.070% Floor), 04/25/2034 (a)(c)	409,999
100,000	Summit Issuer LLC
	Series 2020-1, 2.290%, 12/20/2050 (c)	99,320
227,730	TICP CLO, Ltd.
	Series 2018-3, 0.972% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (a)(c)	227,279
	Upstart Securitization Trust
123,024	Series 2021-3, 0.830%, 07/20/2031 (c)	122,626
253,776	Series 2021-4, 0.840%, 09/20/2031 (c)	251,386
411,574	Voya CLO, Ltd.
	Series 2015-1, 1.022% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (a)(c)	411,513
370,000	Wellfleet CLO X, Ltd.
	Series 2019-XA A1R, 1.302% (3 Month LIBOR USD + 1.170%, 0.000% Floor), 07/20/2032 (a)(c)	370,184
	Wendy's Funding LLC
76,800	Series 2018-1, 3.884%, 03/15/2048 (c)(g)	80,079
243,775	Series 2021-1A A2I, 2.370%, 06/15/2051 (c)(g)	239,136
220,000	Westlake Automobile Receivables Trust
	Series 2019-3, 2.720%, 11/15/2024 (c)	223,797
99,500	Wingstop Funding LLC
	Series 2020-1, 2.841%, 12/05/2050 (c)(g)	99,819
20,025	Z Capital Credit Partners CLO, Ltd.
	Series 2015-1, 1.072% (3 Month LIBOR USD + 0.950%, 0.950% Floor), 07/16/2027 (a)(c)	20,023
	Total Asset Backed Securities (Cost $9,466,896)	9,504,418

	COLLATERALIZED MORTGAGE OBLIGATIONS - 16.00%
376,553	510 Asset Backed Trust
	Series 2021-NPL2 A-1, 2.116%, 06/25/2061 (c)(k)	371,934
126,157	Ajax Mortgage Loan Trust
	Series 2021-C A, 2.115%, 01/25/2061 (c)(k)	125,091
	Angel Oak Mortgage Trust
20,407	Series 2018-3, 3.649%, 09/25/2048 (b)(c)	20,447
23,768	Series 2019-2, 3.628%, 03/25/2049 (b)(c)	23,882
70,313	Series 2019-4, 2.993%, 07/26/2049 (b)(c)	70,675
156,926	Series 2020-R1, 0.990%, 04/25/2053 (b)(c)	156,689
239,258	Series 2021-4 A1, 1.035%, 01/20/2065 (b)(c)	236,398
46,334	Series 2020-6 TR, 1.261%, 05/25/2065 (b)(c)	46,280
168,161	Series 2021-1, 0.909%, 01/25/2066 (b)(c)	167,330
153,447	Series 2021-2 A1, 0.985%, 04/25/2066 (b)(c)	151,835
284,053	Series 2021-3 A1, 1.068%, 05/25/2066 (b)(c)	281,810
360,613	Series 2021-5 A1, 0.951%, 07/25/2066 (b)(c)	356,008
238,000	Series 2021-8, 1.820%, 11/25/2066 (b)(c)	238,417
	Arroyo Mortgage Trust
101,317	Series 2019-3, 2.962%, 10/25/2048 (b)(c)	102,122
118,412	Series 2019-2, 3.347%, 04/25/2049 (b)(c)	119,374
	BANK
2,143,025	Series 2019-BNK23, 0.696%, 12/17/2052 (b)(j)	104,952
989,021	Series 2019-BNK18, 0.898%, 05/17/2062 (b)(j)	55,760
1,271,555	Series 2019-BNK20, 0.833%, 09/15/2062 (b)(j)	70,124
1,315,202	Series 2019-BNK22, 0.599%, 11/17/2062 (b)(j)	54,825
992,884	Series 2019-BNK24, 0.645%, 11/17/2062 (b)(j)	45,724
990,516	Series 2020-BNK26, 1.232%, 03/16/2063 (b)(j)	79,501
1,557,653	Series 2020-BNK28, 1.783%, 03/16/2063 (b)(j)	201,023
42,107	Bayview Koitere Fund Trust
	Series 2017-RT4, 3.500%, 07/28/2057 (b)(c)	42,836
111,096	Bayview Mortgage Fund IVc Trust
	Series 2017-RT3A, 3.500%, 01/28/2058 (b)(c)	111,635
	Bayview Opportunity Master Fund IVa Trust
104,598	Series 2017-SPL5A, 3.500%, 06/28/2057 (b)(c)	106,244
39,264	Series 2017-SPL1A, 4.000%, 10/28/2064 (b)(c)	39,798
	Bayview Opportunity Master Fund IVb Trust
30,094	Series 2017-SPL3, 4.000%, 11/28/2053 (b)(c)	30,523
41,288	Series 2017-RT6, 3.500%, 10/28/2057 (b)(c)	41,368
132,000	BBCMS Mortgage Trust
	Series 2017-DELC, 0.960% (1 Month LIBOR USD + 0.850%, 0.850% Floor), 08/15/2036 (a)(c)	132,044
	Benchmark Mortgage Trust
325,000	Series 2019-B11, 3.410%, 05/17/2052	337,272
997,911	Series 2019-B12, 1.062%, 08/16/2052 (b)(j)	57,505
394,283	Series 2020-B18, 1.792%, 07/17/2053 (b)(j)	41,603
752,530	Series 2020-B22, 1.520%, 01/15/2054 (b)(j)	86,308
1,498,542	Series 2019-B10, 1.226%, 03/17/2062 (b)(j)	103,363
165,000	BINOM Securitization Trust
	Series 2021-INV1, 2.034%, 06/25/2056 (b)(c)	165,591
	BlueMountain CLO, Ltd.
565,000	Series 2021-31A A1, 1.274% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 04/19/2034 (a)(c)	564,530
260,000	Series 2019-24A AR, 1.232% (3 Month LIBOR USD + 1.100%, 1.100% Floor), 04/20/2034 (a)(c)	259,255
	BRAVO Residential Funding Trust
112,436	Series 2021-NQM1 A1, 0.941%, 02/25/2049 (b)(c)	111,682
146,767	Series 2021-NQM2 A1, 0.970%, 03/25/2060 (b)(c)	146,069
352,350	Series 2021-C A1, 1.620%, 03/01/2061 (c)(k)	348,219
287,812	BX Commercial Mortgage Trust 2019-XL
	Series 2019-XL, 1.030% (1 Month LIBOR USD + 0.920%, 0.920% Floor), 10/15/2036 (a)(c)	288,154
100,000	CAMB Commercial Mortgage Trust
	Series 2019-LIFE, 1.560% (1 Month LIBOR USD + 1.450%, 1.450% Floor), 12/15/2037 (a)(c)	100,174
145,000	Century Plaza Towers
	Series 2019-CPT, 2.865%, 11/16/2039 (c)	151,340
7,727	Chase Mortgage Finance Trust
	Series 2007-A1, 2.369%, 02/25/2037 (b)	8,107
21,084	CIM Trust
	Series 2017-7, 3.000%, 04/25/2057 (b)(c)	21,301
	Citigroup Commercial Mortgage Trust
296,312	Series 2016-P3, 3.329%, 04/16/2049	312,774
505,000	Series 2016-P4, 2.902%, 07/12/2049	526,556
	Citigroup Mortgage Loan Trust, Inc.
27,282	Series 2019-IMC1, 2.720%, 07/25/2049 (b)(c)	27,396
143,957	Series 2018-RP2, 2.821%, 02/25/2058 (b)(c)	146,887
63,338	Series 2018-RP1, 3.000%, 09/25/2064 (b)(c)	64,572
118,841	Series 2019-E, 3.228%, 11/25/2070 (c)(k)	119,031
	COLT Mortgage Loan Trust
366,483	Series 2020-RPL1, 1.390%, 01/25/2065 (b)(c)	361,635
35,571	Series 2020-1R, 1.255%, 09/25/2065 (b)(c)	35,332
102,752	Series 2020-2R, 1.325%, 10/26/2065 (b)(c)	102,841
210,119	Series 2021-1 A1, 0.910%, 06/25/2066 (b)(c)	207,870
361,058	Series 2021-3 A1, 0.956%, 09/27/2066 (b)(c)	355,863
473,658	Series 2021-HX1 A1, 1.110%, 10/25/2066 (b)(c)	467,800
120,000	COMM Mortgage Trust
	Series 2013-300P, 4.353%, 08/12/2030 (c)	124,477
	Countrywide Home Loans, Inc.
5,478	Series 2004-HYB6, 2.535%, 11/20/2034 (b)	5,667
57,776	Series 2005-11, 0.702% (1 Month LIBOR USD + 0.600%, 0.600% Floor, 10.500% Cap), 03/25/2035 (a)	46,516
318,446	CSAIL Commercial Mortgage Trust
	Series 2016-C6, 2.960%, 01/15/2049	328,320
	CSMC Trust
100,000	Series 2020-NET, 2.257%, 08/17/2037 (c)	100,919
27,526	Series 2017-FHA1, 3.250%, 04/25/2047 (b)(c)	28,428
261,713	Series 2020-RPL4, 2.000%, 01/25/2060 (b)(c)	263,531
123,403	Series 2021-RPL4 A1, 1.796%, 12/27/2060 (b)(c)	123,505
183,892	Series 2020-NQM1, 1.208%, 05/25/2065 (c)(k)	183,572
287,244	Series 2021-NQM2, 1.179%, 02/25/2066 (b)(c)	284,660
190,328	Series 2021-NQM5 A1, 0.938%, 05/25/2066 (b)(c)	187,464
465,608	Series 2021-NQM6 A1, 1.174%, 07/25/2066 (b)(c)	460,681
225,000	Series 2021-NQM8, 1.841%, 10/25/2066 (b)(c)	226,093
11,876,169	DBGS Mortgage Trust
	Series 2018-C1, 0.199%, 10/17/2051 (b)(j)	131,762
	DBJPM Mortgage Trust
309,219	Series 2016-C1, 3.038%, 05/12/2049	318,610
475,000	Series 2016-C3, 2.890%, 08/12/2049	495,012
310,382	Series 2020-C9, 1.712%, 08/15/2053 (b)(j)	29,064
100,449	Deephaven Residential Mortgage Trust
	Series 2021-2 A1, 0.899%, 04/25/2066 (b)(c)	98,915
87,996	Ellington Financial Mortgage Trust
	Series 2021-2 A1, 0.931%, 06/25/2066 (b)(c)	86,467
	GCAT Trust
212,479	Series 2021-NQM1, 0.874%, 01/25/2066 (b)(c)	210,542
197,039	Series 2021-NQM2 A1, 1.036%, 05/25/2066 (b)(c)	195,987
263,596	Series 2021-NQM3 A1, 1.091%, 05/25/2066 (b)(c)	261,158
337,049	Series 2021-NQM4, 1.093%, 08/25/2066 (b)(c)	332,903
210,000	Series 2021-NQM7, 1.915%, 08/25/2066 (b)(c)	211,096
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (c)	145,023
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	146,441
35,000	Series 2015-GC34, 3.506%, 10/13/2048	37,118
1,447,495	Series 2020-GC45, 0.673%, 02/14/2053 (b)(j)	64,258
220,000	Hawaii Hotel Trust 2019-MAUI
	Series 2019-MAUI, 1.260% (1 Month LIBOR USD + 1.150%, 1.150% Floor), 05/17/2038 (a)(c)	220,305
185,183	Imperial Fund Mortgage Trust
	Series 2021-NQM2 A-1, 1.073%, 09/25/2056 (b)(c)	183,157
	JPMBB Commercial Mortgage Securities Trust
90,000	Series 2020-NNN, 2.812%, 01/16/2037 (c)	91,720
100,250	Series 2013-C12, 3.157%, 07/17/2045	100,759
	Legacy Mortgage Asset Trust
93,402	Series 2021-GS4 A1, 1.650%, 11/25/2060 (c)(k)	92,377
157,088	Series 2021-GS3 A1, 1.750%, 07/25/2061 (c)(k)	155,773
465,000	Madison Park Funding, Ltd.
	Series 2021-38A A, 1.254% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 07/17/2034 (a)(c)	464,612
	MFRA Trust
164,235	Series 2021-NQM2, 1.029%, 11/25/2064 (b)(c)	162,843
47,230	Series 2020-NQM3 A1, 1.014%, 01/26/2065 (b)(c)	47,037
163,936	Series 2021-NQM1 A-1, 1.153%, 04/25/2065 (b)(c)	163,191
	Mill City Mortgage Loan Trust
92,787	Series 2018-2, 3.500%, 05/25/2058 (b)(c)	94,234
278,070	Series 2019-GS1, 2.750%, 07/25/2059 (b)(c)	282,872
97,889	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	99,199
81,799	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	83,110
166,497	Series 2019-1, 3.250%, 10/25/2069 (b)(c)	169,909
104,512	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 1.122% (1 Month LIBOR USD + 1.020%, 1.020% Floor), 10/25/2033 (a)	104,584
175,000	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C29, 3.325%, 05/17/2049	185,281
	MTRO Commercial Mortgage Trust
100,000	Series 2019-TECH B, 1.210% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 12/15/2033 (a)(c)	98,389
100,000	Series 2019-TECH C, 1.410% (1 Month LIBOR USD + 1.300%, 1.300% Floor), 12/15/2033 (a)(c)	97,915
160,000	Natixis Commercial Mortgage Securities Trust
	Series 2019-1776, 2.507%, 10/17/2036 (c)	160,077
	New Residential Mortgage Loan Trust
46,531	Series 2016-2, 3.750%, 11/25/2035 (b)(c)	48,707
112,569	Series 2018-4, 0.853% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/27/2048 (a)(c)	112,752
40,523	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	42,865
434,105	Series 2021-NQM3 A1, 1.156%, 11/27/2056 (b)(c)	431,786
64,294	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	67,949
58,754	Series 2017-2, 4.000%, 03/25/2057 (b)(c)	62,005
32,480	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	34,137
31,234	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	32,841
29,965	Series 2017-5, 1.602% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	30,364
49,821	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	52,313
110,459	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	116,592
94,502	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	99,231
229,501	Series 2018-3, 4.500%, 05/25/2058 (b)(c)	244,655
121,695	Series 2021-NQM2R A-1, 0.941%, 10/25/2058 (b)(c)	121,197
165,353	Series 2019-3, 3.750%, 11/25/2058 (b)(c)	173,180
125,663	Series 2019-5, 3.500%, 08/25/2059 (b)(c)	129,140
39,964	Series 2019-NQM4, 2.492%, 09/25/2059 (b)(c)	40,128
363,438	NMLT Trust
	Series 2021-INV1 A1, 1.185%, 05/25/2056 (b)(c)	358,702
	OBX Trust
225,117	Series 2021-NQM3 A1, 1.054%, 07/25/2061 (b)(c)	222,373
263,560	Series 2021-NQM1, 1.072%, 02/25/2066 (b)(c)	260,679
	Pretium Mortgage Credit Partners LLC
169,262	Series 2021-NPL3 A1, 1.868%, 07/25/2051 (c)(k)	168,147
226,000	Series 2021-RN2 A1, 1.744%, 07/25/2051 (c)(k)	224,236
227,478	Series 2021-NPL2 A-1, 1.992%, 06/29/2060 (c)(k)	224,804
420,666	Series 2021-RN1 A1, 1.992%, 02/25/2061 (c)(k)	415,843
	PRPM Trust
72,631	Series 2020-6, 2.363%, 11/25/2025 (c)(k)	72,494
181,226	Series 2021-3 A1, 1.867%, 04/25/2026 (c)(k)	180,304
237,375	Series 2021-4 A1, 1.867%, 04/25/2026 (b)(c)	235,129
215,102	Series 2021-5 A1, 1.793%, 06/25/2026 (c)(k)	213,240
227,050	Series 2021-6 A1, 1.793%, 07/25/2026 (c)(k)	225,216
348,083	Series 2021-7 A1, 1.867%, 08/25/2026 (c)(k)	344,711
450,126	Series 2021-9, 2.363%, 10/25/2026 (c)(k)	446,861
167,637	RCO Mortgage LLC
	Series 2021-1 A1, 1.868%, 05/26/2026 (c)(k)	166,904
	SBA Tower Trust
155,000	Series 2019-1, 2.836%, 01/15/2025 (c)	159,195
125,000	Series 2018-1, 3.448%, 03/15/2048 (c)	125,694
68,390	Seasoned Credit Risk Transfer Trust Series
	Series 2019-3, 3.500%, 10/25/2058	74,023
	SG Commercial Mortgage Securities Trust
355,000	Series 2020-COVE, 2.632%, 04/17/2037 (c)	361,743
75,000	Series 2016-C5, 3.055%, 10/13/2048	77,892
327,244	SG Residential Mortgage Trust
	Series 2021-1 A-1, 1.160%, 07/25/2061 (b)(c)	322,877
	Starwood Mortgage Residential Trust
40,983	Series 2020-3, 1.486%, 04/25/2065 (b)(c)	41,044
233,434	Series 2021-1, 1.219%, 05/25/2065 (b)(c)	232,851
98,047	Series 2021-2 A1, 0.943%, 05/25/2065 (b)(c)	97,429
340,000	Series 2021-6, 1.920%, 11/25/2066 (b)(c)	339,862
415,000	Thompson Park CLO, Ltd.
	Series 2021-1A A1, 1.124% (3 Month LIBOR USD + 1.000%, 1.000% Floor), 04/17/2034 (a)(c)	414,777
230,000	Toorak Mortgage Corp.
	Series 2021-1 A1, 2.240%, 06/25/2024 (c)(k)	229,389
	Towd Point Mortgage Trust
2,126	Series 2015-6, 2.750%, 04/25/2055 (b)(c)	2,127
7,040	Series 2016-2, 2.750%, 08/25/2055 (b)(c)	7,063
3,442	Series 2016-3, 2.250%, 08/25/2055 (b)(c)	3,446
162,219	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	163,699
107,203	Series 2017-5, 0.702% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (a)(c)	107,201
78,483	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	79,193
22,671	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	22,932
148,709	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	151,326
224,462	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	227,377
43,802	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	44,410
135,345	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	138,347
278,340	Series 2019-1, 3.678%, 03/25/2058 (b)(c)	288,465
111,703	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	115,694
182,084	Series 2020-4, 1.750%, 10/25/2060 (c)	181,844
448,124	Series 2021-R1 A1, 2.918%, 11/25/2060 (b)(c)	450,444
120,000	Triangle Re 2021-3, Ltd.
	Series 2021-3, 1.950% (SOFR30A + 1.900%, 1.900% Floor), 02/25/2034 (a)(c)	120,104
	VCAT Asset Securitization LLC
77,434	Series 2021-NPL2 A1, 2.115%, 03/27/2051 (c)(k)	77,339
227,009	Series 2021-NPL3 A1, 1.743%, 05/25/2051 (c)(k)	224,888
333,524	Series 2021-NPL4 A1, 1.868%, 08/25/2051 (c)(k)	328,702
392,392	Series 2021-NPL5, 1.868%, 08/25/2051 (c)(k)	387,288
480,175	Series 2021-NPL6, 1.917%, 09/25/2051 (c)(k)	472,733
	Venture CLO, Ltd.
410,000	Series 2021-42A A1A, 1.254% (3 Month LIBOR USD + 1.130%, 1.130% Floor), 04/17/2034 (a)(c)	409,340
180,000	Series 2021-43A A1, 1.364% (3 Month LIBOR USD + 1.240%, 1.240% Floor), 04/17/2034 (a)(c)	180,276
	Vericrest Opportunity Loan Transferee
257,869	Series 2021-R2 A1, 2.116%, 04/25/2051 (c)(k)	257,027
136,324	Series 2021-NPL9, 1.992%, 05/25/2051 (c)(k)	135,720
281,159	Series 2021-CF1 A1, 1.992%, 08/25/2051 (c)(k)	280,658
	Verus Securitization Trust
63,078	Series 2020-NPL1, 3.598%, 08/25/2050 (c)(k)	63,238
56,700	Series 2019-3, 2.784%, 07/25/2059 (c)(k)	56,963
79,861	Series 2019-4, 3.142%, 10/25/2059 (b)(c)	81,029
135,853	Series 2021-R2 A-1, 0.918%, 02/25/2064 (b)(c)	135,616
137,100	Series 2021-2, 1.031%, 02/25/2066 (b)(c)	135,810
159,995	Series 2021-4, 0.938%, 07/25/2066 (b)(c)	157,112
415,191	Series 2021-5 A-1, 1.013%, 09/25/2066 (b)(c)	408,366
249,000	Series 2021-8, 1.824%, 11/25/2066 (b)(c)	249,318
265,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1
	Series A-5, 3.148%, 05/15/2048	277,128
371,333	Wells Fargo-RBS Commercial Mortgage Trust
	Series 2014-C19, 3.660%, 03/15/2047	371,642
	Total Collateralized Mortgage Obligations (Cost $32,349,322)	32,159,338

	CORPORATE OBLIGATIONS - 28.09%
	Aerospace & Defense - 0.66%
235,000	Boeing Co.
	5.040%, 05/01/2027 (e)	264,954
	L3Harris Technologies, Inc.
150,000	3.850%, 06/15/2023	155,865
31,000	4.400%, 06/15/2028	34,851
75,000	Lockheed Martin Corp.
	4.090%, 09/15/2052	92,522
155,000	Northrop Grumman Corp.
	5.150%, 05/01/2040	202,017
	Raytheon Technologies Corp.
100,000	3.950%, 08/16/2025	108,551
140,000	3.125%, 05/04/2027	148,838
195,000	2.375%, 03/15/2032	195,238
20,000	4.450%, 11/16/2038	24,211
50,000	4.625%, 11/16/2048 (e)	64,433
40,000	3.030%, 03/15/2052	40,441
		1,331,921
	Automobiles - 0.03%
55,000	General Motors Co.
	6.125%, 10/01/2025 (e)	63,262
	Banks - 4.84%
	Bank of America Corp.
190,000	4.100%, 07/24/2023	199,818
140,000	2.456% (3 Month LIBOR USD + 0.870%), 10/22/2025 (b)(e)	143,912
185,000	3.366% (3 Month LIBOR USD + 0.810%), 01/23/2026 (b)	194,827
330,000	1.658% (SOFR + 0.910%), 03/11/2027 (b)(e)	327,968
720,000	1.922% (SOFR + 1.370%), 10/24/2031 (b)	691,995
120,000	2.572% (SOFR + 1.210%), 10/20/2032 (b)(e)	120,807
95,000	3.311% (SOFR + 1.580%), 04/22/2042 (b)	100,316
550,000	4.083% (3 Month LIBOR USD + 3.150%), 03/20/2051 (b)	664,809
200,000	BNP Paribas SA
	2.219% (SOFR + 2.074%), 06/09/2026 (b)(c)	202,112
250,000	BPCE SA
	2.045% (SOFR + 1.087%), 10/19/2027 (b)(c)(e)	247,714
	Citigroup, Inc.
125,000	3.352% (3 Month LIBOR USD + 0.897%), 04/24/2025 (b)	130,611
275,000	0.981% (SOFR + 0.669%), 05/01/2025 (b)(e)	273,023
435,000	3.700%, 01/12/2026 (e)	471,012
330,000	1.462% (SOFR + 0.770%), 06/09/2027 (b)	324,485
190,000	4.412% (SOFR + 3.914%), 03/31/2031 (b)	217,419
70,000	2.572% (SOFR + 2.107%), 06/03/2031 (b)(e)	70,755
120,000	2.520% (SOFR + 1.177%), 11/03/2032 (b)	120,133
200,000	Danske Bank AS
	5.375%, 01/12/2024 (c)	215,423
95,000	Fifth Third Bancorp
	2.375%, 01/28/2025	97,632
	HSBC Holdings PLC
370,000	3.262% (3 Month LIBOR USD + 1.055%), 03/13/2023 (b)	371,768
200,000	0.976% (SOFR + 0.708%), 05/24/2025 (b)(e)	197,725
200,000	1.589% (SOFR + 1.290%), 05/24/2027 (b)	195,813
245,000	4.583% (3 Month LIBOR USD + 1.535%), 06/19/2029 (b)(e)	274,896
	JPMorgan Chase & Co.
150,000	3.797% (3 Month LIBOR USD + 0.890%), 07/23/2024 (b)	156,397
155,000	4.023% (3 Month LIBOR USD + 1.000%), 12/05/2024 (b)	163,517
225,000	3.220% (3 Month LIBOR USD + 1.155%), 03/01/2025 (b)(e)	234,066
170,000	3.300%, 04/01/2026	181,464
90,000	2.950%, 10/01/2026	95,121
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (b)(e)	325,185
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (b)	85,831
225,000	3.702% (3 Month LIBOR USD + 1.160%), 05/06/2030 (b)	246,344
95,000	2.580% (SOFR + 1.250%), 04/22/2032 (b)	96,431
275,000	2.545% (SOFR + 1.180%), 11/08/2032 (b)	277,541
175,000	3.109% (SOFR + 2.460%), 04/22/2041 (b)	182,108
155,000	3.157% (SOFR + 1.460%), 04/22/2042 (b)	162,571
145,000	KeyCorp
	2.550%, 10/01/2029	148,765
	PNC Financial Services Group, Inc.
55,000	2.200%, 11/01/2024	56,526
65,000	3.450%, 04/23/2029	70,901
235,000	Santander Holdings USA, Inc.
	3.700%, 03/28/2022	236,015
370,000	Truist Bank
	2.250%, 03/11/2030	369,803
160,000	Truist Financial Corp.
	1.887% (SOFR + 0.862%), 06/07/2029 (b)	157,809
	Wells Fargo & Co.
85,000	2.406% (SOFR + 1.087%), 10/30/2025 (b)(e)	87,149
120,000	3.000%, 04/22/2026	126,241
135,000	3.000%, 10/23/2026 (e)	142,009
41,000	5.606%, 01/15/2044	55,751
45,000	4.750%, 12/07/2046	56,477
115,000	5.013% (SOFR + 4.502%), 04/04/2051 (b)	157,906
		9,726,901
	Beverages - 0.62%
	Anheuser-Busch InBev Worldwide, Inc.
180,000	5.450%, 01/23/2039 (e)	236,545
15,000	3.750%, 07/15/2042	16,436
20,000	4.900%, 02/01/2046	25,415
85,000	4.600%, 04/15/2048	104,401
112,000	4.750%, 04/15/2058	139,419
	Coca-Cola Co.
400,000	2.250%, 01/05/2032	407,493
35,000	3.000%, 03/05/2051 (e)	37,285
	Constellation Brands, Inc.
25,000	4.650%, 11/15/2028 (e)	28,794
6,000	3.150%, 08/01/2029	6,340
200,000	Diageo Capital Plc
	2.000%, 04/29/2030	198,317
40,000	PepsiCo, Inc.
	2.625%, 03/19/2027	41,935
		1,242,380
	Biotechnology - 0.87%
	AbbVie, Inc.
135,000	3.450%, 03/15/2022	135,125
300,000	3.200%, 11/21/2029	321,390
250,000	4.250%, 11/21/2049	300,491
	Amgen, Inc.
55,000	1.900%, 02/21/2025	56,089
95,000	2.200%, 02/21/2027	97,365
450,000	2.000%, 01/15/2032	436,836
	Gilead Sciences, Inc.
80,000	2.500%, 09/01/2023	81,939
335,000	1.650%, 10/01/2030 (e)	321,815
		1,751,050
	Capital Markets - 2.54%
320,000	BlackRock, Inc.
	1.900%, 01/28/2031 (e)	316,075
	BP Capital Markets America, Inc.
145,000	3.633%, 04/06/2030	160,445
5,000	3.060%, 06/17/2041	5,084
180,000	2.939%, 06/04/2051	173,947
140,000	3.379%, 02/08/2061 (e)	144,876
	Morgan Stanley
195,000	3.737% (3 Month LIBOR USD + 0.847%), 04/24/2024 (b)	201,813
180,000	3.700%, 10/23/2024	191,862
90,000	1.164% (SOFR + 0.560%), 10/21/2025 (b)	89,364
65,000	3.125%, 07/27/2026 (e)	68,961
310,000	1.593% (SOFR + 0.879%), 05/04/2027 (b)	307,020
340,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (b)	367,072
55,000	4.431% (3 Month LIBOR USD + 1.628%), 01/23/2030 (b)	62,784
210,000	2.699% (SOFR + 1.143%), 01/22/2031 (b)(e)	215,284
285,000	1.794% (SOFR + 1.034%), 02/13/2032 (b)(e)	270,399
145,000	1.928% (SOFR + 1.020%), 04/28/2032 (b)	138,862
30,000	2.511% (SOFR + 1.200%), 10/20/2032 (b)(e)	30,042
155,000	3.971% (3 Month LIBOR USD + 1.455%), 07/22/2038 (b)	177,380
	State Street Corp.
80,000	3.776% (3 Month LIBOR USD + 0.770%), 12/03/2024 (b)	84,271
90,000	2.354% (SOFR + 0.940%), 11/01/2025 (b)	92,839
	The Bank of New York Mellon Corp.
70,000	1.950%, 08/23/2022	70,693
125,000	2.661% (3 Month LIBOR USD + 0.634%), 05/16/2023 (b)	125,951
75,000	2.100%, 10/24/2024	76,995
	The Goldman Sachs Group, Inc.
55,000	2.905% (3 Month LIBOR USD + 0.990%), 07/24/2023 (b)	55,629
185,000	0.925% (SOFR + 0.486%), 10/21/2024 (b)(e)	184,298
140,000	3.500%, 01/23/2025 (e)	147,675
40,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (b)(e)	42,005
70,000	1.992% (SOFR + 1.090%), 01/27/2032 (b)	67,261
560,000	2.615% (SOFR + 1.281%), 04/22/2032 (b)(e)	565,252
225,000	2.383% (SOFR + 1.248%), 07/21/2032 (b)	221,979
40,000	2.650% (SOFR + 1.264%), 10/21/2032 (b)	40,338
140,000	6.750%, 10/01/2037	199,247
20,000	6.250%, 02/01/2041 (e)	29,203
	Willis North America, Inc.
25,000	3.600%, 05/15/2024	26,204
145,000	2.950%, 09/15/2029 (e)	148,727
		5,099,837
	Chemicals - 0.23%
	Air Products and Chemicals, Inc.
20,000	1.500%, 10/15/2025	20,090
40,000	1.850%, 05/15/2027	40,625
295,000	DuPont de Nemours, Inc.
	4.205%, 11/15/2023	312,098
80,000	The Sherwin-Williams Co.
	2.300%, 05/15/2030 (e)	79,993
		452,806
	Commercial Services & Supplies - 0.03%
60,000	Waste Management, Inc.
	2.000%, 06/01/2029 (e)	60,060
	Consumer Finance - 0.26%
155,000	American Express Co.
	4.200%, 11/06/2025 (e)	170,687
	John Deere Capital Corp.
135,000	3.200%, 01/10/2022	134,870
25,000	1.200%, 04/06/2023	25,198
25,000	3.450%, 06/07/2023	25,926
145,000	2.600%, 03/07/2024	150,080
25,000	1.750%, 03/09/2027	25,204
		531,965
	Diversified Consumer Services - 0.09%
	Howard University
100,000	2.901%, 10/01/2031	104,737
75,000	3.476%, 10/01/2041	75,353
		180,090
	Diversified Financial Services - 1.51%
280,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	3.300%, 01/30/2032 (e)	286,061
235,000	Athene Global Funding
	2.646%, 10/04/2031 (c)	232,663
	BAT Capital Corp.
55,000	3.222%, 08/15/2024	57,208
275,000	2.789%, 09/06/2024 (e)	283,550
200,000	2.259%, 03/25/2028	195,219
120,000	BAT International Finance Plc
	1.668%, 03/25/2026 (e)	117,986
300,000	DAE Funding LLC
	1.550%, 08/01/2024 (c)	298,115
340,000	Equitable Financial Life Global Funding
	1.800%, 03/08/2028 (c)(e)	334,875
160,000	GlaxoSmithKline Capital, Inc.
	3.625%, 05/15/2025	172,499
54,000	LYB International Finance III LLC
	1.250%, 10/01/2025	53,171
400,000	NTT Finance Corp.
	1.162%, 04/03/2026 (c)	392,997
	Shell International Finance BV
180,000	3.250%, 04/06/2050	192,753
110,000	3.000%, 11/26/2051	112,499
310,000	Siemens Financieringsmaatschappij NV
	1.200%, 03/11/2026 (c)(e)	305,378
		3,034,974
	Diversified Telecommunication Services - 0.87%
	AT&T, Inc.
210,000	1.700%, 03/25/2026	209,229
175,000	4.500%, 05/15/2035	202,760
110,000	3.650%, 06/01/2051 (e)	114,593
168,000	3.500%, 09/15/2053 (e)	170,473
91,000	3.550%, 09/15/2055	91,850
113,000	3.800%, 12/01/2057	118,387
165,000	3.500%, 02/01/2061	163,477
	Verizon Communications, Inc.
55,000	2.650%, 11/20/2040	52,508
410,000	3.400%, 03/22/2041	431,199
85,000	2.850%, 09/03/2041 (e)	84,270
105,000	3.550%, 03/22/2051	113,765
		1,752,511
	Electric Utilities - 2.75%
	Alabama Power Co.
65,000	2.450%, 03/30/2022	65,210
165,000	3.450%, 10/01/2049	175,949
120,000	Commonwealth Edison Co.
	3.650%, 06/15/2046	133,655
130,000	Consolidated Edison Co. of New York, Inc.
	3.200%, 12/01/2051 (e)	130,760
	Duke Energy Carolinas LLC
45,000	2.500%, 03/15/2023	45,762
150,000	2.550%, 04/15/2031	154,325
301,000	5.300%, 02/15/2040	397,954
280,000	Duke Energy Corp.
	2.550%, 06/15/2031	280,881
60,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	75,700
50,000	Duke Energy Progress LLC
	2.000%, 08/15/2031	48,957
200,000	Enel Finance International NV
	1.375%, 07/12/2026 (c)	195,078
45,000	Evergy Metro, Inc.
	2.250%, 06/01/2030	44,840
	Evergy, Inc.
55,000	2.450%, 09/15/2024	56,461
155,000	2.900%, 09/15/2029	158,968
10,000	Exelon Corp.
	4.700%, 04/15/2050 (e)	12,630
25,000	FirstEnergy Corp.
	1.600%, 01/15/2026	24,250
	Georgia Power Co.
130,000	2.100%, 07/30/2023	132,361
105,000	4.750%, 09/01/2040	124,430
210,000	ITC Holdings Corp.
	2.950%, 05/14/2030 (c)	214,926
325,000	NextEra Energy Capital Holdings, Inc.
	2.250%, 06/01/2030 (e)	323,735
230,000	Oglethorpe Power Corp.
	5.050%, 10/01/2048	292,377
50,000	Oncor Electric Delivery Co. LLC
	5.750%, 03/15/2029	61,377
235,000	Oncor Electric Delivery Co., LLC
	2.750%, 05/15/2030 (c)	246,280
	Pacific Gas and Electric Co.
410,000	2.500%, 02/01/2031	391,240
120,000	3.250%, 06/01/2031	120,653
150,000	4.950%, 07/01/2050	164,275
	PacifiCorp
60,000	2.700%, 09/15/2030 (e)	61,910
33,000	4.125%, 01/15/2049	38,281
10,000	3.300%, 03/15/2051	10,432
	Puget Energy, Inc.
135,000	3.650%, 05/15/2025	142,839
135,000	4.100%, 06/15/2030	146,255
110,000	Sierra Pacific Power Co.
	2.600%, 05/01/2026	114,546
122,000	South Carolina Electric & Gas Co.
	5.100%, 06/01/2065 (e)	175,859
	Southern California Edison Co.
90,000	2.850%, 08/01/2029	93,278
225,000	2.250%, 06/01/2030	222,517
19,000	4.000%, 04/01/2047 (e)	21,065
61,000	4.125%, 03/01/2048	68,823
80,000	3.650%, 02/01/2050	85,177
	The Southern Co.
230,000	3.700%, 04/30/2030	250,654
25,000	4.400%, 07/01/2046	29,453
		5,534,123
	Energy Equipment & Services - 0.04%
65,000	Halliburton Co.
	4.850%, 11/15/2035	76,625
	Equity Real Estate Investment Trusts (REITs) - 0.29%
	American Tower Corp.
105,000	2.400%, 03/15/2025	107,936
95,000	1.450%, 09/15/2026	93,108
50,000	1.500%, 01/31/2028	47,911
	Equinix, Inc.
60,000	2.000%, 05/15/2028	58,993
135,000	2.500%, 05/15/2031	135,207
	Realty Income Corp.
35,000	3.400%, 01/15/2028	37,801
10,000	2.200%, 06/15/2028	10,110
10,000	2.850%, 12/15/2032	10,403
85,000	Welltower, Inc.
	2.700%, 02/15/2027	88,672
		590,141
	Food Products - 0.44%
75,000	Archer-Daniels-Midland Co.
	3.250%, 03/27/2030	81,687
165,000	Cargill, Inc.
	2.125%, 11/10/2031 (c)	163,022
160,000	Conagra Brands, Inc.
	4.850%, 11/01/2028 (e)	184,872
	Hormel Foods Corp.
45,000	0.650%, 06/03/2024	44,682
20,000	1.700%, 06/03/2028	19,956
210,000	JBS Finance Luxembourg Sarl
	2.500%, 01/15/2027 (c)	207,902
	Mondelez International, Inc.
15,000	2.750%, 04/13/2030	15,490
175,000	1.500%, 02/04/2031	164,518
		882,129
	Gas Utilities - 0.01%
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023	10,214
	Health Care Equipment & Supplies - 0.47%
200,000	Alcon Finance Corp.
	2.750%, 09/23/2026 (c)	207,089
260,000	Baxter International, Inc.
	2.272%, 12/01/2028 (c)(e)	262,326
	Boston Scientific Corp.
85,000	1.900%, 06/01/2025	86,065
250,000	3.750%, 03/01/2026 (e)	268,954
125,000	Shire Acquisitions Investments Ireland Designated Activity Co.
	2.875%, 09/23/2023	128,624
		953,058
	Health Care Providers & Services - 0.96%
	Anthem, Inc.
95,000	3.650%, 12/01/2027	104,369
155,000	2.875%, 09/15/2029	162,535
345,000	Cigna Corp.
	1.250%, 03/15/2026 (e)	340,672
70,000	CommonSpirit Health
	2.760%, 10/01/2024	72,252
	CVS Health Corp.
100,000	4.125%, 04/01/2040 (e)	115,337
55,000	5.125%, 07/20/2045 (e)	71,878
100,000	5.050%, 03/25/2048	131,402
95,000	HCA, Inc.
	2.375%, 07/15/2031 (e)	93,735
95,000	Humana, Inc.
	2.150%, 02/03/2032	92,082
	Kaiser Foundation Hospitals
70,000	2.810%, 06/01/2041	70,715
115,000	3.002%, 06/01/2051 (e)	119,114
100,000	Quest Diagnostics, Inc.
	2.800%, 06/30/2031	103,493
75,000	Sutter Health
	3.361%, 08/15/2050	79,100
	UnitedHealth Group, Inc.
70,000	2.375%, 08/15/2024	72,542
135,000	2.300%, 05/15/2031	137,651
10,000	3.500%, 08/15/2039	11,137
135,000	3.950%, 10/15/2042	158,332
		1,936,346
	Hotels, Restaurants & Leisure - 0.28%
65,000	GLP Capital LP / GLP Financing II, Inc.
	5.300%, 01/15/2029	73,880
80,000	Las Vegas Sands Corp.
	3.500%, 08/18/2026	81,107
	McDonald's Corp.
80,000	3.350%, 04/01/2023	82,380
50,000	4.600%, 05/26/2045	62,423
15,000	4.875%, 12/09/2045 (e)	19,378
55,000	3.625%, 09/01/2049 (e)	61,084
90,000	4.200%, 04/01/2050	109,619
65,000	Starbucks Corp.
	3.800%, 08/15/2025 (e)	70,211
		560,082
	Industrial Conglomerates - 0.23%
	NXP BV / NXP Funding LLC / NXP USA, Inc.
232,000	4.875%, 03/01/2024 (c)(e)	249,379
60,000	3.150%, 05/01/2027 (c)(e)	63,180
135,000	4.300%, 06/18/2029 (c)	151,523
		464,082
	Insurance - 0.50%
325,000	American International Group, Inc.
	2.500%, 06/30/2025	335,521
135,000	Berkshire Hathaway Finance Corp.
	4.200%, 08/15/2048	164,789
	Marsh & McLennan Cos., Inc.
70,000	4.050%, 10/15/2023	73,316
110,000	3.875%, 03/15/2024 (e)	116,417
65,000	4.375%, 03/15/2029	74,224
90,000	4.750%, 03/15/2039	112,712
12,000	Massachusetts Mutual Life Insurance Co.
	3.729%, 10/15/2070 (c)	13,391
105,000	Progressive Corp.
	3.200%, 03/26/2030	113,604
		1,003,974
	Internet & Direct Marketing Retail - 0.23%
200,000	Alibaba Group Holding, Ltd.
	3.400%, 12/06/2027 (e)	212,015
	Amazon.com, Inc.
150,000	3.875%, 08/22/2037	176,826
60,000	4.950%, 12/05/2044	82,320
		471,161
	IT Services - 0.53%
	CDW LLC / CDW Finance Corp.
60,000	2.670%, 12/01/2026	61,566
55,000	3.276%, 12/01/2028 (e)	56,437
55,000	3.569%, 12/01/2031 (e)	57,303
	Fiserv, Inc.
135,000	3.200%, 07/01/2026 (e)	142,966
130,000	2.250%, 06/01/2027	132,447
	Global Payments, Inc.
60,000	2.150%, 01/15/2027	60,310
30,000	3.200%, 08/15/2029	31,307
180,000	2.900%, 05/15/2030 (e)	183,652
180,000	Kyndryl Holdings, Inc.
	3.150%, 10/15/2031 (c)	174,990
95,000	Mastercard, Inc.
	2.950%, 03/15/2051	98,941
55,000	Visa, Inc.
	4.300%, 12/14/2045	69,584
		1,069,503
	Machinery - 0.31%
130,000	Caterpillar, Inc.
	2.600%, 04/09/2030 (e)	135,742
480,000	Otis Worldwide Corp.
	2.565%, 02/15/2030 (e)	487,842
		623,584
	Media - 1.24%
	Charter Communications Operating LLC / Charter Communications Operating Capital
230,000	3.750%, 02/15/2028	246,775
125,000	2.800%, 04/01/2031	123,820
125,000	2.300%, 02/01/2032	118,965
150,000	5.375%, 05/01/2047 (e)	179,984
55,000	5.750%, 04/01/2048	68,951
75,000	5.125%, 07/01/2049	87,482
30,000	4.800%, 03/01/2050	33,782
45,000	3.700%, 04/01/2051	43,781
70,000	3.900%, 06/01/2052	70,584
45,000	4.400%, 12/01/2061 (e)	46,849
	Comcast Corp.
35,000	3.200%, 07/15/2036	37,469
255,000	3.750%, 04/01/2040	286,771
275,000	2.937%, 11/01/2056 (c)	263,819
	Cox Communications, Inc.
101,000	3.150%, 08/15/2024 (c)	105,344
120,000	2.600%, 06/15/2031 (c)	120,134
115,000	Discovery Communications LLC
	4.650%, 05/15/2050	135,717
	Discovery Communications, LLC
45,000	3.800%, 03/13/2024	47,233
28,000	3.950%, 06/15/2025	29,859
100,000	5.200%, 09/20/2047 (e)	124,637
97,000	5.300%, 05/15/2049 (e)	122,133
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	36,536
50,000	4.500%, 09/15/2042	54,775
	ViacomCBS, Inc.
15,000	4.950%, 01/15/2031 (e)	17,906
75,000	4.200%, 05/19/2032 (e)	84,806
		2,488,112
	Metals & Mining - 0.07%
140,000	Vale Overseas, Ltd.
	3.750%, 07/08/2030	145,144
	Multi-Utilities - 0.57%
	Berkshire Hathaway Energy Co.
50,000	3.250%, 04/15/2028	53,577
65,000	6.125%, 04/01/2036 (e)	88,731
290,000	NiSource, Inc.
	3.600%, 05/01/2030 (e)	313,210
475,000	Public Service Enterprise Group, Inc.
	1.600%, 08/15/2030	441,350
	Sempra Energy
150,000	3.400%, 02/01/2028	159,926
75,000	4.000%, 02/01/2048 (e)	83,932
		1,140,726
	Oil, Gas & Consumable Fuels - 1.36%
65,000	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/2024	66,998
	Energy Transfer LP
180,000	5.250%, 04/15/2029 (e)	206,529
85,000	6.250%, 04/15/2049 (e)	111,580
140,000	Energy Transfer Operating LP
	6.125%, 12/15/2045	175,012
	Enterprise Products Operating LLC
240,000	4.800%, 02/01/2049 (e)	293,773
30,000	3.300%, 02/15/2053	30,023
	Equinor ASA
95,000	3.625%, 04/06/2040	106,016
100,000	3.700%, 04/06/2050	115,192
135,000	Exxon Mobil Corp.
	4.227%, 03/19/2040	160,335
200,000	Galaxy Pipeline Assets Bidco, Ltd.
	2.940%, 09/30/2040 (c)	199,528
40,000	Hess Corp.
	7.300%, 08/15/2031	53,376
130,000	Marathon Petroleum Corp.
	4.700%, 05/01/2025	141,987
	MPLX LP
100,000	1.750%, 03/01/2026	99,148
35,000	4.250%, 12/01/2027	38,825
90,000	5.200%, 03/01/2047 (e)	110,797
	Qatar Petroleum
260,000	2.250%, 07/12/2031 (c)	258,206
200,000	3.300%, 07/12/2051 (c)	206,605
50,000	Sabine Pass Liquefaction LLC
	4.500%, 05/15/2030	56,502
	Sunoco Logistics Partners Operations LP
5,000	5.300%, 04/01/2044	5,754
5,000	5.350%, 05/15/2045 (e)	5,777
	TransCanada PipeLines, Ltd.
105,000	1.000%, 10/12/2024	104,161
70,000	4.100%, 04/15/2030	78,241
105,000	2.500%, 10/12/2031	104,252
		2,728,617
	Personal Products - 0.03%
50,000	The Estee Lauder Cos., Inc.
	2.600%, 04/15/2030 (e)	51,929
	Pharmaceuticals - 1.48%
	Astrazeneca Finance LLC
280,000	1.200%, 05/28/2026 (e)	276,833
190,000	1.750%, 05/28/2028	189,183
230,000	Bayer US Finance II LLC
	4.250%, 12/15/2025 (c)	249,104
	Bristol-Myers Squibb Co.
30,000	3.200%, 06/15/2026	32,306
230,000	1.125%, 11/13/2027 (e)	225,146
75,000	3.400%, 07/26/2029	82,280
70,000	2.550%, 11/13/2050	66,683
195,000	GlaxoSmithKline Capital PLC
	2.875%, 06/01/2022	196,613
	Johnson & Johnson
75,000	3.550%, 03/01/2036	86,069
55,000	3.625%, 03/03/2037	63,360
	Merck & Co, Inc.
40,000	1.900%, 12/10/2028	40,225
150,000	2.150%, 12/10/2031 (e)	150,664
40,000	2.750%, 12/10/2051	39,865
195,000	Novartis Capital Corp.
	2.000%, 02/14/2027	198,378
	Pfizer, Inc.
120,000	2.625%, 04/01/2030	126,700
135,000	1.700%, 05/28/2030 (e)	132,540
290,000	1.750%, 08/18/2031 (e)	283,770
	Royalty Pharma Plc
160,000	1.750%, 09/02/2027	157,416
195,000	2.200%, 09/02/2030	189,179
200,000	Takeda Pharmaceutical Co., Ltd.
	2.050%, 03/31/2030 (e)	196,292
		2,982,606
	Road & Rail - 0.20%
120,000	Canadian Pacific Railway Co.
	2.450%, 12/02/2031 (e)	122,436
45,000	CSX Corp.
	4.500%, 03/15/2049	56,340
30,000	Norfolk Southern Corp.
	3.400%, 11/01/2049	32,408
160,000	Union Pacific Corp.
	4.100%, 09/15/2067	195,970
		407,154
	Semiconductors & Semiconductor Equipment - 1.20%
	Broadcom, Inc.
66,000	4.110%, 09/15/2028 (e)	72,476
95,000	4.300%, 11/15/2032 (e)	107,027
105,000	2.600%, 02/15/2033 (c)	102,637
285,000	3.419%, 04/15/2033 (c)(e)	299,437
19,000	3.137%, 11/15/2035 (c)	19,163
300,000	3.187%, 11/15/2036 (c)(e)	300,417
	Intel Corp.
310,000	2.450%, 11/15/2029	321,306
150,000	2.800%, 08/12/2041 (e)	150,368
70,000	3.250%, 11/15/2049	74,354
80,000	3.050%, 08/12/2051 (e)	82,308
	Marvell Technology, Inc.
220,000	2.450%, 04/15/2028 (e)	223,476
170,000	2.950%, 04/15/2031	173,590
150,000	Microchip Technology, Inc.
	2.670%, 09/01/2023	153,266
	NVIDIA Corp.
155,000	1.550%, 06/15/2028 (e)	154,009
150,000	3.500%, 04/01/2040	169,357
		2,403,191
	Software - 0.87%
155,000	Microsoft Corp.
	2.525%, 06/01/2050	152,193
	Oracle Corp.
270,000	2.300%, 03/25/2028	269,485
145,000	2.875%, 03/25/2031	146,198
185,000	4.300%, 07/08/2034	205,478
25,000	3.900%, 05/15/2035 (e)	26,865
50,000	3.800%, 11/15/2037	52,418
185,000	3.600%, 04/01/2040	186,585
170,000	3.600%, 04/01/2050	167,375
80,000	3.950%, 03/25/2051 (e)	83,500
55,000	4.100%, 03/25/2061 (e)	57,710
	salesforce.com, Inc.
75,000	3.250%, 04/11/2023	77,387
325,000	1.950%, 07/15/2031	322,620
		1,747,814
	Specialty Retail - 0.26%
75,000	AutoZone, Inc.
	3.625%, 04/15/2025	80,070
	Home Depot, Inc.
235,000	3.300%, 04/15/2040 (e)	255,968
5,000	3.500%, 09/15/2056	5,682
	Lowe's Cos., Inc.
150,000	2.625%, 04/01/2031	153,793
25,000	3.700%, 04/15/2046	27,565
		523,078
	Technology Hardware, Storage & Peripherals - 0.52%
	Apple, Inc.
360,000	1.125%, 05/11/2025	359,302
310,000	1.200%, 02/08/2028	301,521
40,000	3.450%, 02/09/2045	44,895
335,000	2.650%, 02/08/2051	331,536
		1,037,254
	Tobacco - 0.02%
45,000	Altria Group, Inc.
	3.700%, 02/04/2051	42,178
	Water Utilities - 0.09%
	American Water Capital Corp.
140,000	3.750%, 09/01/2028	153,807
15,000	4.150%, 06/01/2049	17,814
		171,621
	Wireless Telecommunication Services - 0.59%
	T-Mobile USA, Inc.
235,000	3.500%, 04/15/2025	249,247
360,000	1.500%, 02/15/2026	356,134
65,000	2.050%, 02/15/2028	64,620
180,000	3.875%, 04/15/2030	197,298
255,000	3.000%, 02/15/2041	250,133
65,000	4.500%, 04/15/2050	76,448
		1,193,880
	Total Corporate Obligations (Cost $54,512,599)	56,466,083

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 3.11%
200,000	Bermuda Government International Bond
	2.375%, 08/20/2030	200,500
	Chile Government International Bond
200,000	2.550%, 07/27/2033	194,950
605,000	3.100%, 05/07/2041	593,203
285,000	Finance Department Government of Sharjah
	3.625%, 03/10/2033	280,171
300,000	Hungary Government International Bond
	2.125%, 09/22/2031 (c)	295,852
	Mexico Government International Bond
330,000	2.659%, 05/24/2031	322,743
200,000	4.750%, 04/27/2032	226,600
400,000	4.280%, 08/14/2041	415,500
516,000	4.750%, 03/08/2044	564,017
	Panama Government International Bond
410,000	4.500%, 04/16/2050	452,644
200,000	4.300%, 04/29/2053	215,452
220,000	3.870%, 07/23/2060	220,825
705,000	Philippine Government International Bond
	3.700%, 02/02/2042	770,830
200,000	Qatar Government International Bond
	4.400%, 04/16/2050 (c)	248,887
338,000	Romanian Government International Bond
	3.000%, 02/14/2031	344,085
	Saudi Government International Bond
400,000	2.250%, 02/02/2033 (c)	390,924
445,000	4.500%, 10/26/2046	522,799
	Total Foreign Government Debt Obligations (Cost $6,335,440)	6,259,982

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 31.11%
	Federal Home Loan Mortgage Corp.
4,123	Pool #D9-6291 4.500%, 09/01/2023	4,414
10,802	Pool #G1-3624 5.000%, 08/01/2024	11,150
82,000	Series K-068, 3.244%, 08/25/2027	89,295
334,274	Series K-110, 1.697%, 04/25/2030 (b)(j)	39,939
1,324,056	Series K-111, 1.572%, 05/25/2030 (b)(j)	151,238
932,956	Series K-114, 1.118%, 06/25/2030 (b)(j)	77,667
299,557	Series K-122, 0.883%, 11/25/2030 (b)(j)	20,235
74,377	Series 2329, 6.500%, 06/15/2031	82,795
39,167	Series 2338, 6.500%, 07/15/2031	44,659
48,789	Pool #78-0447 2.375% (1 Year CMT Rate + 2.250%, 2.250% Floor, 9.330% Cap), 04/01/2033 (a)	50,691
72	Pool #A4-3129 5.500%, 02/01/2036	79
64,789	Series 4216, 1.700%, 10/15/2039	65,309
37,967	Series 3883, 3.000%, 05/15/2041	39,747
140,575	Series 4139, 2.500%, 11/15/2041	144,909
147,607	Pool #U9-0688 4.000%, 05/01/2042	160,738
247,849	Pool #Q4-9389 3.500%, 07/01/2047	265,111
219,724	Pool #Q5-2093 3.500%, 11/01/2047	233,204
2,211,082	Pool #SD-8123 3.000%, 01/01/2051	2,303,254
	Federal National Mortgage Association
185,643	Pool #AJ8325 3.000%, 12/01/2026	194,968
843,959	Pool #AN8322 3.190%, 02/01/2028	912,183
1,519	Pool #544859 2.066% (11th District Cost of Funds Index + 1.841%, 1.841% Floor, 14.716% Cap), 08/01/2029 (a)	1,520
722,946	Series K-104, 1.126%, 01/25/2030 (b)(j)	56,887
26,656	Pool #BC4938 2.500%, 04/01/2031	27,698
59,104	Pool #786848 7.000%, 10/01/2031	66,572
1,931	Pool #727181 5.000%, 08/01/2033	2,180
875	Pool #730727 5.000%, 08/01/2033	984
276	Pool #741862 5.500%, 09/01/2033	313
323	Pool #766197 5.500%, 02/01/2034	362
76	Pool #776974 5.500%, 04/01/2034	87
44,490	Pool #888504 2.167% (1 Year CMT Rate + 2.042%, 2.042% Floor, 9.302% Cap), 04/01/2034 (a)	47,326
154,007	Pool #MA1870 4.500%, 04/01/2034	167,672
2,943	Pool #775776 5.500%, 05/01/2034	3,337
1,531,636	Series 2019-M21, 1.202%, 06/25/2034 (b)(j)	168,860
90,684	Pool #802783 1.862% (12 Month LIBOR USD + 1.612%, 1.612% Floor, 10.260% Cap), 10/01/2034 (a)	92,110
2,136	Pool #781629 5.500%, 12/01/2034	2,430
1,693	Pool #822815 5.500%, 04/01/2035	1,881
2,766	Pool #357850 5.500%, 07/01/2035	3,152
2,160	Pool #820242 5.000%, 07/01/2035	2,444
411	Pool #838452 5.500%, 09/01/2035	468
3,300,000	Pool #TBA 1.500%, 01/15/2036 (h)	3,310,570
2,162	Pool #865854 6.000%, 03/01/2036	2,502
3,874	Pool #891474 6.000%, 04/01/2036	4,493
1,450	Pool #906000 6.000%, 01/01/2037	1,656
33	Pool #928062 5.500%, 02/01/2037	38
54	Pool #899119 5.500%, 04/01/2037	59
181,109	Pool #AS9772 3.500%, 06/01/2037	194,687
75	Pool #970131 5.500%, 03/01/2038	85
48	Pool #985108 5.500%, 07/01/2038	55
48	Pool #964930 5.500%, 08/01/2038	53
34	Pool #987032 5.500%, 08/01/2038	39
22	Pool #968371 5.500%, 09/01/2038	24
17	Pool #993050 5.500%, 12/01/2038	18
8,541	Pool #993579 4.000%, 05/01/2039	9,379
1,480	Pool #AA5840 4.000%, 06/01/2039	1,625
31,324	Pool #AA8715 4.000%, 06/01/2039	34,830
99,184	Pool #AD0586 4.500%, 12/01/2039	109,956
211,573	Pool #AD4062 5.000%, 05/01/2040	240,002
174,527	Pool #AD6929 5.000%, 06/01/2040	198,094
3,931	Pool #AD9896 4.000%, 08/01/2040	4,304
4,956	Pool #AB1500 4.000%, 09/01/2040	5,446
5,061	Pool #AD9856 4.000%, 09/01/2040	5,518
2,402	Pool #AE2559 4.000%, 09/01/2040	2,634
999	Pool #AE2562 4.000%, 09/01/2040	1,098
814	Pool #AE2566 4.000%, 09/01/2040	887
10,642	Pool #AE4124 4.000%, 10/01/2040	11,692
5,468	Pool #AE4888 4.000%, 10/01/2040	5,988
6,723	Pool #AE3916 4.000%, 11/01/2040	7,327
1,100	Pool #AE5147 4.000%, 11/01/2040	1,209
11,280	Pool #AE8715 4.000%, 11/01/2040	12,293
1,629	Pool #AH0006 4.000%, 12/01/2040	1,790
5,357	Pool #AH0020 4.000%, 12/01/2040	5,884
7,015	Pool #AH0599 4.000%, 12/01/2040	7,646
2,810	Pool #AH0601 4.000%, 12/01/2040	3,087
5,075	Pool #AH1263 4.000%, 01/01/2041	5,574
27,555	Pool #AL5233 4.000%, 01/01/2041	30,226
1,679	Pool #AH4659 4.000%, 02/01/2041	1,818
28,495	Pool #AH5653 4.000%, 02/01/2041	31,204
42,489	Pool #AL0934 5.000%, 02/01/2041	48,184
63,309	Pool #AD1889 4.500%, 03/01/2041	70,082
5,077	Pool #AH6150 4.000%, 03/01/2041	5,576
40,047	Pool #AL0215 4.500%, 04/01/2041	44,323
32,856	Pool #AL0187 5.000%, 05/01/2041	37,258
5,907	Pool #AL0456 5.000%, 06/01/2041	6,699
23,460	Pool #AI8842 4.500%, 08/01/2041	25,877
89,919	Series 2013-43, 1.500%, 08/25/2041	90,751
19,089	Pool #AL0815 4.000%, 09/01/2041	21,228
25,573	Series 2012-21, 2.000%, 09/25/2041	25,947
8,070	Pool #AJ1562 4.000%, 10/01/2041	8,975
4,839	Pool #AJ1972 4.000%, 10/01/2041	5,381
288,814	Pool #AJ2212 4.500%, 10/01/2041	319,630
10,974	Pool #AJ4756 4.000%, 10/01/2041	12,204
8,517	Pool #AJ3330 4.000%, 11/01/2041	9,471
7,715	Pool #AJ4549 4.000%, 11/01/2041	8,579
7,424	Pool #AJ4698 4.000%, 11/01/2041	8,256
13,739	Pool #AJ5424 4.000%, 11/01/2041	15,278
4,657	Pool #AJ7840 4.000%, 11/01/2041	5,134
9,034	Pool #AB3995 4.000%, 12/01/2041	10,047
8,294	Pool #AI0848 4.000%, 12/01/2041	9,223
7,376	Pool #AJ4187 4.000%, 12/01/2041	8,203
7,922	Pool #AJ5736 4.000%, 12/01/2041	8,810
4,140	Pool #AJ5968 4.000%, 12/01/2041	4,548
9,198	Pool #AJ6061 4.000%, 12/01/2041	10,228
7,767	Pool #AJ7868 4.000%, 12/01/2041	8,638
14,769	Pool #AJ8104 4.000%, 12/01/2041	16,423
11,471	Pool #AJ8109 4.000%, 12/01/2041	12,757
5,817	Pool #AJ8171 4.000%, 12/01/2041	6,469
11,712	Pool #AJ8341 4.000%, 12/01/2041	13,025
18,666	Pool #AJ8436 4.000%, 12/01/2041	20,758
6,894	Pool #AJ8912 4.000%, 12/01/2041	7,666
7,362	Pool #AJ9248 4.000%, 12/01/2041	8,187
44,483	Series 2012-18, 2.000%, 12/25/2041	45,161
41,289	Series 2012-75, 2.500%, 12/25/2041	42,054
5,314	Pool #AJ2446 4.000%, 01/01/2042	5,828
11,767	Pool #AJ7538 4.000%, 01/01/2042	13,086
2,816	Pool #AJ8001 4.000%, 01/01/2042	3,035
9,601	Pool #AJ8369 4.000%, 01/01/2042	10,678
9,447	Pool #AJ9162 4.000%, 01/01/2042	10,505
52,970	Pool #AJ9330 4.000%, 01/01/2042	58,247
4,228	Pool #AJ9779 4.000%, 01/01/2042	4,701
8,378	Pool #AK0170 4.000%, 01/01/2042	9,316
19,476	Pool #AK0543 4.000%, 01/01/2042	21,659
9,142	Pool #AK0563 4.000%, 01/01/2042	10,167
15,164	Pool #AK1827 4.000%, 01/01/2042	16,861
148,487	Pool #AL2752 5.000%, 03/01/2042	168,395
35,540	Series 2012-52, 3.500%, 05/25/2042	37,571
154,293	Series 2012-128, 1.500%, 06/25/2042	155,633
24,419	Pool #AB5529 4.000%, 07/01/2042	26,581
78,422	Pool #AB6228 3.500%, 09/01/2042	84,597
77,264	Series 415, 3.000%, 11/01/2042	80,795
134,040	Series 4961, 2.500%, 12/15/2042	138,115
192,863	Pool #AQ9316 2.500%, 01/01/2043	198,903
66,566	Series 2015-48, 3.000%, 02/25/2043	68,577
536,372	Pool #AT2720 3.000%, 05/01/2043	567,137
323,751	Pool #AT5900 3.000%, 06/01/2043	341,835
60,381	Series 2013-77, 1.700%, 06/25/2043	60,908
208,860	Pool #AU1625 3.500%, 07/01/2043	225,391
56,953	Series 2017-26, 3.500%, 07/25/2044	58,724
13,191	Series 2018-38, 3.500%, 03/25/2045	13,291
247,663	Pool #AS5469 4.000%, 07/01/2045	271,421
331,895	Pool #AZ0832 4.000%, 07/01/2045	363,956
45,550	Pool #AS5597 3.500%, 08/01/2045	48,746
30,645	Series 2016-38, 3.000%, 01/25/2046	32,352
57,760	Series 2016-11, 2.500%, 03/25/2046	59,710
197,450	Pool #AS7170 3.500%, 05/01/2046	210,185
161,493	Pool #AS7242 3.500%, 05/01/2046	172,148
291,516	Pool #BC9468 3.000%, 06/01/2046	306,481
130,470	Pool #AS7492 4.000%, 07/01/2046	140,658
2,750,000	Pool #TBA 2.500%, 01/15/2047 (h)	2,807,256
201,628	Pool #AS8947 3.500%, 03/01/2047	215,765
30,239	Series 2017-34, 3.000%, 05/25/2047	30,884
30,058	Pool #MA3038 4.500%, 06/01/2047	32,531
1,822,941	Pool #CA0858 3.500%, 12/01/2047	1,923,897
45,350	Series 2018-80, 3.500%, 12/25/2047	46,635
26,184	Series 2018-77, 3.500%, 02/25/2048	27,070
76,606	Series 2018-23, 3.500%, 04/25/2048	80,493
560,905	Pool #BN5279 4.000%, 02/01/2049	596,631
85,635	Series 2019-06, 3.000%, 02/25/2049	89,012
87,304	Series 2019-07, 3.500%, 03/25/2049	92,077
106,238	Series 2019-14, 3.500%, 04/25/2049	113,699
100,153	Series 2019-45, 3.000%, 08/25/2049	103,977
16,895,000	Pool #TBA 2.000%, 01/15/2051 (h)	16,852,763
8,300,000	Pool #TBA 2.000%, 02/15/2051 (h)	8,262,754
2,586,707	Pool #MA4307 3.000%, 04/01/2051	2,690,781
66,683	Series 2017-35, 3.500%, 04/25/2053	68,003
57,682	Series 2017-84, 3.500%, 04/25/2053	58,918
59,623	Series 2017-49, 4.000%, 07/25/2053	61,399
91,562	Series 2017-96, 3.000%, 12/25/2054	94,749
46,012	Series 2018-19, 3.500%, 05/25/2056	47,574
69,244	Series 2018-70, 3.500%, 10/25/2056	72,014
80,744	Series 2019-07, 3.500%, 11/25/2057	84,610
97,440	Series 2019-12, 3.500%, 11/25/2057	102,949
272,755	Series 2020-1, 3.500%, 08/25/2058	287,903
	Government National Mortgage Association
8,252	Pool #614436X 5.000%, 08/15/2033	9,292
12,475	Pool #736686X 5.000%, 02/15/2039	14,234
348,908	Pool #723248X 5.000%, 10/15/2039	404,663
74,725	Series 2015-56, 1.500%, 04/16/2040	75,129
135,230	Pool #783403X 3.500%, 09/15/2041	144,561
55,700	Series 2013-37, 2.000%, 01/20/2042	56,501
3,300,000	Pool #TBA 3.000%, 01/15/2043 (h)	3,415,887
38,688	Series 2015-151, 1.700%, 10/20/2045	39,041
32,633	Pool #MA4587M 4.000%, 07/20/2047	34,804
88,650	Pool #MA4652M 3.500%, 08/20/2047	93,143
167,082	Pool #MA4778M 3.500%, 10/20/2047	176,374
123,344	Pool #MA4779M 4.000%, 10/20/2047	131,223
147,125	Pool #MA4780M 4.500%, 10/20/2047	157,683
2,700,000	Pool #TBA 2.000%, 01/15/2051 (h)	2,725,945
5,300,000	Pool #TBA 2.500%, 01/15/2051 (h)	5,431,051
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $61,621,360)	62,542,756

	MUNICIPAL DEBT OBLIGATIONS - 1.51%
	California, GO,
30,000	7.550%, 04/01/2039	50,123
60,000	7.300%, 10/01/2039 (e)	94,228
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	Series B, 6.899%, 12/01/2040	148,014
20,000	Chicago Transit Authority Sales Tax Receipts Fund
	3.912%, 12/01/2040	22,239
	County of Riverside CA
345,000	2.963%, 02/15/2027	363,948
345,000	3.070%, 02/15/2028	366,693
125,000	District of Columbia, Revenue Bond,
	3.432%, 04/01/2042	130,631
	Metropolitan Transportation Authority
255,000	5.175%, 11/15/2049 (e)	350,792
100,000	5.000%, 11/15/2050	121,537
60,000	New York State Thruway Authority - Class M
	2.900%, 01/01/2035	62,683
335,000	New York Transportation Development Corp.
	4.248%, 09/01/2035	365,898
355,000	Philadelphia Authority for Industrial Development, Revenue Bond,
	6.550%, 10/15/2028	446,358
215,000	Port Authority of New York & New Jersey
	1.086%, 07/01/2023	216,178
250,000	State Board of Administration Finance Corp.
	1.258%, 07/01/2025	248,866
35,000	University of California Medical Center, Series H, Revenue Bond,
	6.548%, 05/15/2048 (e)	54,227
	Total Municipal Debt Obligations (Cost $2,794,266)	3,042,415

	U.S. TREASURY OBLIGATIONS - 34.19%
	U.S. Treasury Bonds - 11.64%
2,150,000	6.875%, 08/15/2025	2,592,850
263,355	0.375%, 01/15/2027 (f)	289,872
60,603	0.750%, 07/15/2028 (f)	69,468
97,090	0.125%, 07/15/2030 (f)	108,762
1,290,000	1.750%, 08/15/2041	1,255,130
1,070,000	2.000%, 11/15/2041	1,085,966
1,525,000	3.125%, 02/15/2043	1,844,654
1,400,000	3.750%, 11/15/2043	1,858,062
1,050,000	3.625%, 02/15/2044	1,371,398
1,600,000	3.125%, 08/15/2044	1,950,375
240,000	3.000%, 11/15/2045	289,481
950,000	2.500%, 02/15/2046	1,053,832
2,510,000	3.000%, 02/15/2047	3,049,944
486,969	0.875%, 02/15/2047 (f)	659,569
1,050,000	2.750%, 11/15/2047	1,227,721
500,000	3.000%, 02/15/2048	612,871
67,298	1.000%, 02/15/2048 (f)	94,645
940,000	3.125%, 05/15/2048	1,179,700
115,000	3.000%, 02/15/2049	142,003
926,000	1.250%, 05/15/2050	790,500
390,000	1.375%, 08/15/2050	343,413
1,075,000	1.875%, 02/15/2051	1,068,785
95,613	0.125%, 02/15/2051 (f)	113,636
355,000	1.875%, 11/15/2051	353,918
		23,406,555
	U.S. Treasury Notes - 22.55%
3,195,000	0.125%, 08/31/2022	3,192,359
8,210,000	1.375%, 08/31/2023	8,308,777
1,600,000	2.375%, 08/15/2024	1,661,875
2,190,000	2.875%, 05/31/2025	2,323,111
7,240,000	2.875%, 07/31/2025 (i)	7,697,873
2,335,000	0.375%, 01/31/2026	2,260,572
3,490,000	0.750%, 04/30/2026	3,422,927
2,860,000	2.000%, 11/15/2026 (e)	2,960,770
2,055,000	1.125%, 08/31/2028	2,017,352
2,645,000	1.500%, 11/30/2028	2,658,432
2,390,000	1.375%, 12/31/2028	2,381,597
708,000	1.625%, 08/15/2029	719,090
2,700,000	0.875%, 11/15/2030	2,570,484
1,635,000	1.625%, 05/15/2031	1,657,864
1,530,000	1.250%, 08/15/2031	1,498,086
		45,331,169
	Total U.S. Treasury Obligations (Cost $68,321,269)	68,737,724
Number of Shares
	SHORT TERM INVESTMENTS - 3.20%
	Money Market Funds - 3.20%
6,438,214	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (d)	6,438,214
	Total Short Term Investments (Cost $6,438,214)	6,438,214
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 9.10%
18,298,224	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.12% (d)	18,298,224
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $18,298,224)	18,298,224

	Total Investments (Cost $260,137,590) - 131.03%	263,449,154
	Liabilities in Excess of Other Assets - (31.03)%	(62,396,134)
	TOTAL NET ASSETS - 100.00%	$201,053,020

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.
(a)
Variable rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. The rate reported is the rate in effect as of as of December 31, 2021.

(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2021.
(c)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $43,772,453, which represents 21.77% of total net assets.

(d)	Seven-day yield as of December 31, 2021.
(e)	All or a portion of this security is on loan.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $1,079,194, which represents 0.54% of total net assets.
(h)	Security purchased on a when-issued basis. On December 31, 2021, the total value of investments purchased on a when-issued basis was $42,806,226 or 21.29% of total net assets.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts. The approximate value of the portion of this security held as collateral is $318,973
(j)
Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2021. These securities are considered liquid pursuant to the Fund’s liquidity guidelines and the value of these securities total $1,640,598, which represents 0.82% of total net assets.

(k)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2021.

	Glossary of Terms
LIBOR	- London Interbank Offered Rate
CMT	- Constant Maturing Treasury Rate
SOFR	- Secured Overnight Financing Rate

GuideMark® Core Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
December 31, 2021
Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note Future	66	$8,610,938	Mar-22	$(10,007)
U.S. Treasury Ultra 10 Year Note Future	(63)	(9,225,562)	Mar-22	(113,811)
U.S. Treasury 5 Year Note Future	29	3,508,320	Mar-22	2,541
U.S. Treasury Long Bond Future	(21	(3,369,188)	Mar-22	(8,843)
U.S. Treasury Ultra Bond Future	(12)	(2,365,500)	Mar-22	(9,375)
				$(139,495)

SCHEDULE OF OPEN SWAP CONTRACTS (Unaudited)
Credit Default Swaps on Credit Indices - Sell Protection(1)
December 31, 2021

	Implied Credit	Fixed						Upfront	Unrealized
Reference	Spread at	Pay	Maturity		Payment	Notional	Fair	Premiums	Appreciation
Obligation	12/31/2021 (2)	Rate	Date	Counterparty	Frequency	Amount (3)	Value	Paid (Received)	(Depreciation)
CDX.NA.IG.37 Index*	49.34%	1.000%	12/20/2026	Morgan Stanley	Quarterly	$4,250,000	$103,845	$97,736	$6,109

Interest Rate Swaps
December 31, 2021
		Floating	Fixed	Fixed					Upfront	Unrealized
Pay/Receive		Payment	Pay	Payment	Maturity		Notional	Fair	Premiums	Appreciation
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Counterparty	Amount	Value	Paid (Received)	(Depreciation)
Receive	United States SOFR**	Annually	1.0000%	Annually	12/15/2026	Morgan Stanley	$4,125,000	$22,165	$(7,106)	$29,271
Receive	United States SOFR**	Annually	1.5600%	Annually	12/15/2051	Morgan Stanley	565,000	(14,445)	(3,512)	(10,933)
								$7,720	$(10,618)	$18,338

1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S.
municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
*	Centrally cleared swap, clearing agent: Intercontinental Exchange
**	Centrally cleared swap, clearing agent: LCH